111 Huntington Ave., Boston, Massachusetts  02199-7632
Phone 617-954-5000

                                        October 31, 2014

VIA EDGAR
United States Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

Re:	MFS® Series Trust XVI (the “Trust”) (File Nos. 2-36431 and 811-2032) on behalf of MFS® Global Multi-Asset Fund
Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter, on behalf of the Trust, as certification that the Prospectus and Statement of Additional Information for the Trust do not differ from those contained in Post-Effective Amendment No. 57 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A.  The Amendment was filed electronically on October 27, 2014

Please call the undersigned at (617) 954-4340 or Jessica McCormick at (617) 954-6149 with any questions you may have.

                                        Very truly yours,

                                        SUSAN A. PEREIRA
                                        Susan A. Pereira
                                        Vice President & Senior Counsel

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